File Number:
84-1153
For the reporting period ended December 31, 2001

OMB APPROVAL
3235-0337
July 31, 2003
...ge burden
...sponse. . . . 6.00
...ge burden
hours per intermediate response. 1.50
Estimated average burden hours per minimum response 50

02004527

RECEIVED MAR 29 2002

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM TA-2

FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

1. Full name of Registrant as stated in Question 3 of Form TA-1:
(Do not use Form TA-2 to change name or address.)
COLUMBIA STOCK TRANSFER COMPANY

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

☐ All ☐ Some ☒ None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged:

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):
	PROCESSED
	JUN 28 2002
	THOMSON FINANCIAL

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

☐ Yes ☒ No

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA-2.)

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):

III. Federal Information Law and Requirements.

SEC's Collection of Information: An agency may not conduct or sponsor, and a person is not required to respond to, a collection of information unless it displays a currently valid control number. Under Sections 17, 17A(c) and 23(a) of the Act and the rules and regulations thereunder, the SEC is authorized to solicit from registered transfer agents the information required to be supplied on Form TA-2. The filing of this Form is mandatory for all registered transfer agents. The information will be used for the principal purpose of regulating registered transfer agents but may be used for all routine uses of the SEC or of the ARAs. Information supplied on this Form will be included routinely in the public files of the ARAs and will be available for inspection by any interested person. Any member of the public may direct to the SEC any comments concerning the accuracy of the burden estimate on the application facing page of this Form, and any suggestions for reducing this burden. The Office of Management and Budget has reviewed this collection of information in accordance with the clearance requirements of 44 U.S.C. 3507. The applicable Privacy Act system of records is SEC-2. Form TA-2 is subject to the routine uses set forth at 40 FR 39255 (Aug. 27, 1975) and 41 FR 5318 (Feb. 5, 1976).

7. Scope of certain additional types of activities performed:
   a. Number of issues for which dividend reinvestment plan and/or direct purchase plan services were provided, as of December 31: 0
   b. Number of issues for which DRS services were provided, as of December 31: 0
   c. Dividend disbursement and interest paying agent activities conducted during the reporting period:
      i. number of issues 0
      ii. amount (in dollars) 0

8. a. Number and aggregate market value of securities aged record differences, existing for more than 30 days, as of December 31:

	Prior Transfer Agent(s) (If applicable)	Current Transfer Agent
i. Number of issues	N/A	0
ii. Market value (in dollars)	N/A	0

   b. Number of quarterly reports regarding buy-ins filed by the Registrant with its ARA (including the SEC) during the reporting period pursuant to Rule 17Ad-11(c)(2): 0

   c. During the reporting period, did the Registrant file all quarterly reports regarding buy-ins with its ARA (including the SEC) required by Rule 17Ad-11(c)(2)?

   ☐ Yes ☒ No

   d. If the answers to subsection (c) is no, provide an explanation for each failure to file:

   N/A

9. a. During the reporting period, has the Registrant always been in compliance with the turnaround time for routine items as set forth in Rule 17Ad-2?

   ☒ Yes ☐ No

   If the answer to subsection (a) is no, complete subsections (i) through (ii).

   i. Provide the number of months during the reporting period in which the Registrant was not in compliance with the turnaround time for routine items according to Rule 17Ad-2. .... ______

   ii. Provide the number of written notices Registrant filed during the reporting period with the SEC and with its ARA that reported its noncompliance with turnaround time for routine items according to Rule 17Ad-2. .... ______

10. Number of open-end investment company securities purchases and redemptions (transactions) excluding dividend, interest and distribution postings, and address changes processed during the reporting period:
   a. Total number of transactions processed: 0
   b. Number of transactions processed on a date other than date of receipt of order (as ofs): 0

3. a. Registrant's appropriate regulatory agency (ARA): (Check one box only.)

- [ ] Comptroller of the Currency
- [ ] Federal Deposit Insurance Corporation
- [ ] Board of Governors of the Federal Reserve System
- [X] Securities and Exchange Commission

b. During the reporting period, has the Registrant amended Form TA-1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading? (Check appropriate box.)

- [ ] Yes, filed amendment(s)
- [ ] No, failed to file amendment(s)
- [X] Not applicable

c. If the answer to subsection (b) is no, provide an explanation:

If the response to any of questions 4-11 below is none or zero, enter "0."

4. Number of items received for transfer during the reporting period: 660

5. a. Total number of individual securityholder accounts, including accounts in the Direct Registration System (DRS), dividend reinvestment plans and/or direct purchase plans as of December 31: 30,321

b. Number of individual securityholder dividend reinvestment plan and/or direct purchase plan accounts as of December 31: 0

c. Number of individual securityholder DRS accounts as of December 31: 0

d. Approximate percentage of individual securityholder accounts from subsection (a) in the following categories as of December 31:

Corporate Equity Securities	Corporate Debt Securities	Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
100%	0	0	0	0	0

6. Number of securities issues for which Registrant acted in the following capacities, as of December 31:

	Corporate Securities		Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
	Equity	Debt				
a. Receives items for transfer and maintains the master securityholder files:	32	0	0	0	0	0
b. Receives items for transfer but does not maintain the master securityholder files:	0	0	0	0	0	0
c. Does not receive items for transfer but maintains the master securityholder files:	0	0	0	0	0	0

File Number 84-1153	Supplement to Form TA-2
For the reporting period ended December 31, 2001	Full Name of Registrant COLUMBIA STOCK TRANSFER COMPANY

Use this schedule to provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions:

Name(s):	File No. (beginning with 84- or 85-):
N/A	

11\. a. During the reporting period, provide the date of all database searches conducted for lost securityholder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lost securityholder accounts for which a different address has been obtained as a result of a database search:

Date of Database Search	Number of Lost Securityholder Accounts Submitted for Database Search	Number of Different Addresses Obtained from Database Search
SEE ATTACHED STATEMENT		

b. Number of lost securityholder accounts that have been remitted to states during the reporting period: ....

SIGNATURE: The Registrant submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

Manual signature of Official responsible for Form:	Title: PRESIDENT Telephone number: 208-664-3544
Name of Official responsible for Form: (First name, Middle name, Last name) Donald L. Hess	Date signed (Month/Day/Year): 3/28/2002

Columbia Stock Transfer Company
Shareholder Address Correction Information Program

Each stock ledger maintenance client of Columbia is required to furnish a schedule of shareholders and their addresses at the time Columbia contracts to become the corporation's stock transfer agent. All such items of information are deemed to be correct at the time Columbia accepts appointment as stock transfer agent of the corporation.

PROCEDURE RELATING TO THE SEARCH FOR LOST SECURITYHOLDERS

In the event that an item of correspondence is sent to a securityholder at the address contained in the master securityholder file of Columbia Stock Transfer Company ("Columbia") and is returned as undeliverable and for whom Columbia has no new address, Columbia will at the request of the issuer corporation:

1. Conduct two data base searches using at least one information data base service
2. Search by taxpayer identification number or by name if a search based on taxpayer identification number is not reasonably likely to locate the securityholder.
3. Conduct the search without charge to the lost securityholder, but charge Columbia's client $100.00 per hour for time spent conducting the data base search, whether successful or unsuccessful.

The frequency of the searches described above will be as follows:

1. Between three and twelve months of such securityholder becoming a lost securityholder and
2. In the event that the first search proves unsuccessful conduct a second search between six and twelve months after Columbia's first search for such lost securityholder.
3. In the event the second search proves unsuccessful, Columbia will conduct no further searches.

Columbia will not conduct a search if:

1. It has received documentation that the securityholder is deceased;
2. The aggregate value of assets listed in the lost securityholder and all securities owned by the lost securityholder as recorded in Columbia's master securityholder files is less than $25; or,
3. The securityholder is not a natural person

Information data base means:

1. Any automated data base service that contains addresses for the entire United States geographic area, contains the names of at least 50% of the United states geographic area, contains the names of at least 50% of the United States adult population, is indexed by taxpayer identification number or name, and is updated at least four times a year; or,
2. Any service or combination of services which produces results comparable to those of the services described in the preceding paragraph.